Note 26 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Earnings per share [text block]
Weighted average number of shares – Basic earnings per share
(in number of shares)	2022	2021	2020

Issued shares at the beginning of year (note 24)	12,756,606	12,118,823	10,763,041
Weighted average shares issued	74,214	51,462	940,489
Weighted average (basic) at December 31	12,830,820	12,170,285	11,703,530

Weighted average number of shares - Diluted earnings per share
(in number of shares)	2022	2021	2020

Weighted average (basic) at December 31	12,830,820	12,170,285	11,703,530
Effect of dilutive options	6,482	6,933	13,173
Weighted average number of shares (diluted) at December 31	12,837,302	12,177,218	11,716,703
	2022	2021	2020

Profit for the year attributable to owners of the Company (basic and diluted)	17,903	18,405	20,780
Blanket Mine Employee Trust Adjustment	(517)	(326)	(485)
Profit attributable to ordinary shareholders (basic and diluted)	17,386	18,079	20,295
Basic earnings per share - $	1.36	1.49	1.73
Diluted earnings per share - $	1.35	1.48	1.73